Debt	12 Months Ended
Dec. 31, 2021
Debt [Abstract]
Debt [Text Block]

19Debt

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Program. Philips issued commercial paper of EUR 300 million in May 2021 and EUR 150 million in July 2021, that was repaid in September 2021. The facility does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities. As of December 31, 2021, Philips did not have any loans outstanding under either facility. As per 9 March 2020, Philips established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion. In 2021 Philips did not issue any new notes under the program.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued in 2017, 2018, 2019 and 2020 (due 2023, 2024, 2025, 2026, 2028 and 2030) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt do not contain financial covenants.

In February 2021, Philips entered into two new bilateral loans amounting to a total of EUR 500 million (EUR 250 million each) with a tenor of up to one year, that were repaid in September 2021. In 2021, Philips also entered into a total amount of EUR 731 million of forward contracts relating to the EUR 1.5 billion share buyback program announced on July 26, 2021, with maturity dates in 2022, 2023 and 2024. A total amount of EUR 745 million of forward contracts matured in 2021, which completed the settlement of the EUR 1.5 billion share buyback program announced on January 29, 2019.  In addition, Philips entered into a total amount of EUR 90 million of forward contracts in 2021 relating to the long-term incentive and employee stock purchase plans announced on May 19, 2021, with maturity dates in 2023, and a total amount of EUR 123 million of forward contracts matured in 2021 relating to the company's long-term incentive and employee stock purchase plans announced on October 22, 2018 and January 29, 2020.

In March 2020, Philips issued a EUR 500 million fixed-rate sustainability innovation bond due in 2025 with a coupon rate of 1.375%, and a EUR 500 million fixed-rate bond due in 2030 with a coupon rate of 2.000% under the EMTN program. In 2020, Philips entered into a total amount of EUR 745 million of forward contracts to complete the remainder of the EUR 1.5 billion share buyback program announced on January 29, 2019, with maturity dates in 2021. In addition, Philips entered into a total amount of EUR 174 million of forward contracts in 2020 related to the long-term incentive and employee stock purchase plans announced on January 29, 2020, and a total amount of  EUR 126 million of forward contracts matured relating to the company's long-term incentive and employee stock purchase plans announced on October 22, 2018.

Long-term debt

The following tables present information about the long-term debt outstanding, its maturity and average interest rates in 2021 and 2020.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2021	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,313		1,313	255	1,058	15.1	6.3%
EUR bonds	3,233		3,233	2,242	991	4.4	1.0%
Forward contracts	934	196	738	738		1.6
Lease liability	1,220	257	963	580	383	4.2	2.1%
Bank borrowings	203	1	202	202		3.2	0.1%
Other long-term debt	30	5	26	18	8	8.6	3.5%
Long-term debt	6,933	459	6,473	4,034	2,439	6.0	2.1%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2020	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,210		1,210	122	1,088	16.1	6.3%
EUR bonds	3,229		3,229	1,494	1,735	5.4	1.0%
Forward contracts	982	869	113	113		0.9
Lease liability	1,216	267	948	596	352	3.9	2.1%
Bank borrowings	205	1	203	3	200	4.1	0.2%
Other long-term debt	16	15				1.0	0.0%
Long-term debt	6,857	1,153	5,705	2,329	3,376	6.3	2.0%
Bonds

The following table presents the amount outstanding and effective rate of bonds.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2020	2021
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%	500	500
Due 30/03/2030; 2%	2.128%	500	500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	51	56
Due 6/01/2026; 7 1/5%	6.885%	111	120
Due 5/15/2025; 7 1/8%	6.794%	68	74
Due 11/03/2038; 6 7/8%	7.210%	591	641
Due 3/15/2042; 5%	5.273%	407	441
Adjustments1)		(39)	(37)
Unsecured Bonds		4,439	4,545

1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Leases

The following table presents a reconciliation between the total of future minimum lease payments and their present value.

Philips Group

Lease liabilities

in millions of EUR

	2020			2021
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	290	23	267	280	22	257
Between one and five years	651	55	596	636	56	580
More than five years	384	31	352	417	34	383
Lease liability	1,325	109	1,216	1,333	113	1,220

Short-term debt

Philips Group

Short-term debt

in millions of EUR

	2020	2021
Short-term bank borrowings	76	47
Current portion of long-term debt	1,153	459
Short-term debt	1,229	506

During 2021, the weighted average interest rate on the bank borrowings was 1.2% (2020: 5.9%). This decrease was mainly driven by the term loan and commercial paper that were issued in 2021 with attractive market interest rates.